CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE
Convertible debentures
	December 31,	June 30,
	2021	2021
Convertible notes payable	$317,431	$1,205,228
Discount on convertible notes	-	(396,033)
Convertible notes, net	317,431	809,195

Convertible notes payable to ASC Recap	147,965	147,965
Total	$465,396	$957,160

	June 30,
	2021	2020
Convertible notes payable	$1,205,228	$852,962
Discount on convertible notes	(396,033)	-
Convertible notes, net	809,195	852,962

Convertible notes payable to ASC Recap	147,965	147,965
Total	$957,160	$1,000,927

Conversion of debt for common shares
		Amount of	Amount of			Conversion
	Shares	Converted	Converted	Conversion		Price
Name	Issued	Principal	Interest	Expense	Total	Per Share
Labrys Funds	198,046,241	$772,798	$56,000	$2,250	$831,047	$ 0.00417
TOTAL	198,046,241	$772,798	$56,000	$2,250	$831,047	$ 0.00417

Accrued interest expense	$385,803
Convertible notes payable	401,469
$787,272
		Amount			Adjustment		Conversion
	Shares	Converted		Conversion	to		Price
Name	Issued	Principal	Interest	Expense	Fair Value	Total	Per Share
FirstFire Global Opportunities Fund LLC	49,000,000	$14,725	$-	$1,200	$18,375	$34,300	$0.0003
Auctus Funds, LLC	414,144,160	74,928	3,603	4,500	177,005	260,036	0.0002
Labrys	61,399,000	77,203	18,000	1,500	-	97,603	0.0016
TOTAL	524,543,160	$166,856	$21,603	$7,200	$195,380	$391,039	$0.00037